Expense Example, No Redemption - Destra Flaherty & Crumrine Preferred and Income Fund	Jan. 28, 2026 USD ($)
Destra Flaherty & Crumrine Preferred and Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 591
Expense Example, No Redemption, 3 Years	888
Expense Example, No Redemption, 5 Years	1,207
Expense Example, No Redemption, 10 Years	2,107
Destra Flaherty & Crumrine Preferred and Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	2,534
Destra Flaherty & Crumrine Preferred and Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	1,223
Expense Example, No Redemption, 3 Years	3,810
Expense Example, No Redemption, 5 Years	6,597
Expense Example, No Redemption, 10 Years	$ 14,546